RETIREMENT BENEFITS - Weighted-Average Assumptions Used to Measure Defined Benefit Pension and Other Postretirement Plans (Detail)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Pension Plans
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate		2.13%	2.99%
Rate of compensation increase	[1]	2.35%	2.35%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31,
Discount rate		2.99%	2.68%
Expected long-term rate of return on plan assets	[2]	3.93%	3.86%
Rate of compensation increase	[1]	2.35%	2.35%
Other Postretirement Plans
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate		4.15%	4.47%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31,
Discount rate		4.47%	4.13%

[1]	The rate of compensation increase relates solely to the defined benefit plans that factor compensation increases into the valuation.
[2]	The expected long-term rate of return on plan assets was derived using historical returns by asset category and expectations of future performance.